Rendering of services (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in Contract Liabilities Due to Advances Received From Customers		₨ 537,002	₨ 774,673
Decrease in Contract Liabilities Due to Recognized in Revenue	₨ 238,110	495,432
Decrease in Contract Liabilities Due to Refunded to Customers	12,914	49,088
Advances From Customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in Contract Liabilities Due to Advances Received From Customers	₨ 531,526	₨ 537,002